additional statement of cash flow information - operating activities and investing activities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current
Accounts receivable	$ (54)	$ (184)
Inventories	(145)	53
Contract assets	(20)	(4)
Prepaid expenses	(81)	(60)
Unrealized change in held for trading derivatives	24	8
Accounts payable and accrued liabilities	307	(268)
Income and other taxes receivable and payable, net	41	(72)
Advance billings and customer deposits	46	74
Provisions	(92)	135
Total Current	26	(318)
Non-current
Contract assets	(22)	17
Unbilled customer finance receivables	7	(66)
Unrealized change in held for trading derivatives	211	(12)
Costs incurred to obtain or fulfill contracts with customers	(83)	(64)
Prepaid maintenance	7	15
Refundable security deposits and other	(22)	(21)
Provisions	(131)	(115)
Contract liabilities	27
Other post-employment benefit liabilities	10	8
Other long-term liabilities	(9)	4
Total Non-current	(5)	(234)
Total	21	(552)
Cash payments for capital assets, excluding spectrum licences
Property, plant and equipment	(2,639)	(2,622)
Intangible assets subject to amortization	(1,048)	(981)
Total	(3,687)	(3,603)
Additions arising from leases	1,015	781
Additions arising from non-monetary transactions	37
Capital expenditures	(2,635)	(2,822)
Effect of asset retirement obligations	2	(59)
Total	(2,633)	(2,881)
Other non-cash items included above
Change in associated non-cash investing working capital	(115)	(360)
Non-cash change in asset retirement obligation	(2)	59
Total	(117)	(301)
Total	$ (2,750)	$ (3,182)